Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio,
Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2011

The following information replaces similar information for VIP Index 500 Portfolio under the heading "Management Related Expenses" in the "Management Contracts" section on page 64.

FMR and the fund have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the fund, except for fees paid by a class pursuant to a plan of distribution adopted under Rule 12b-1 and applicable to that class, to limit the total annual operating expenses, other than Rule 12b-1 fees, incurred by each current class (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) to 0.10%. This Expense Contract may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

The following information replaces the similar information under the heading "Management Fees" in the "Management Contracts" section on page 64.

Management Fees. For the services of FMR under the management contract, VIP Index 500 Portfolio pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under the management contract, VIP Index 500 Portfolio pays FMR a monthly management fee at the annual rate of 0.045% of the fund's average net assets throughout the month.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contracts" section on page 68.

Under the terms of the sub-advisory agreements, for providing investment management services to VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, FMR, and not the funds, pays Geode fees at an annual rate of 0.225% and 0.01%, respectively, of the average net assets of each fund. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to VIP Index 500 Portfolio, FMR, and not the fund, pays Geode fees at an annual rate of 0.0099% of the average net assets of VIP Index 500 Portfolio.

The following information supplements similar information for VIP Equity-Income Portfolio found in the "Management Contracts" section beginning on page 72.

The following table provides information relating to other accounts managed by Mr. Morrow as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 10,870	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($6,340 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Morrow was none.

VIPIS2B-11-04  August 25, 2011
1.483795.158

The following table provides information relating to other accounts managed by Mr. Kramer as of April 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 669	$ 997	$ 881
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income Portfolio ($268 (in millions) assets managed).

As of April 30, 2011, the dollar range of shares of VIP Equity-Income Portfolio beneficially owned by Mr. Kramer was none.